Inventories - Inventory Breakdown (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	€ 521	€ 332
Work in process	764	236
Finished goods	1,163	1,422
Total	€ 2,448	€ 1,990